Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Detail) - CAD ($) $ in Millions		3 Months Ended				9 Months Ended
		Jul. 31, 2026		Jul. 31, 2025		Jul. 31, 2026		Jul. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						$ 7,639		$ 6,723
Provision for credit losses						3,466	[1]	3,615	[2]
Net write-offs						(2,844)		(2,833)
Other, including foreign currency adjustment						(729)		(134)
Provision for credit losses
Balance at end of year		$ 7,532		$ 7,371		7,532		7,371
Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						7,463	[3]	6,536
Provision for credit losses
Balance at end of year		7,329	[4]	7,197	[5]	7,329	[4]	7,197	[5]
Allowance for credit losses on acceptances [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[6]					1		1
Provision for credit losses
Balance at end of year	[6]	1		1		1		1
Allowance for credit losses on off balance sheet exposures [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[7]					175		186
Provision for credit losses
Balance at end of year	[7]	202		173		202		173
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,450		1,378		1,460		1,208
Provision for credit losses						189	[1]	270	[2]
Net write-offs						(99)		(72)
Other, including foreign currency adjustment						(55)		24
Provision for credit losses
Remeasurement	[8]	56		66		191		270
Newly originated or purchased financial assets		11		11		32		36
Derecognition of financial assets and maturities		(11)		(12)		(34)		(29)
Changes in models and methodologies								(7)
Gross write-offs		(45)		(39)		(117)		(91)
Recoveries		7		7		18		19
Foreign exchange and other movements		27		19		(55)	[9]	24	[9]
Balance at end of year		1,495		1,430		1,495		1,430
Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						1,460
Provision for credit losses
Balance at end of year		1,495		1,430		1,495		1,430
Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		2,254		2,379		2,432		2,319
Provision for credit losses						1,380	[1]	1,499	[2]
Net write-offs						(1,271)		(1,353)
Other, including foreign currency adjustment						(269)		(78)
Provision for credit losses
Remeasurement	[8]	391		383		1,271		1,412
Newly originated or purchased financial assets		87		94		262		288
Derecognition of financial assets and maturities		(52)		(57)		(153)		(176)
Changes in models and methodologies				(1)				(25)
Gross write-offs		(504)		(508)		(1,488)		(1,583)
Recoveries		74		85		217		230
Foreign exchange and other movements		22		12		(269)	[9]	(78)	[9]
Balance at end of year		2,272		2,387		2,272		2,387
Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						2,432
Provision for credit losses
Balance at end of year		2,272		2,387		2,272		2,387
Credit cards [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,166		1,235		1,355		1,160
Provision for credit losses						893	[1]	1,029	[2]
Net write-offs						(913)		(942)
Other, including foreign currency adjustment						(178)		3
Provision for credit losses
Remeasurement	[8]	260		289		877		1,005
Newly originated or purchased financial assets		20		41		60		99
Derecognition of financial assets and maturities		(12)		(22)		(44)		(65)
Changes in models and methodologies				(1)				(10)
Gross write-offs		(342)		(368)		(1,075)		(1,106)
Recoveries		54		73		162		164
Foreign exchange and other movements		11		3		(178)	[9]	3	[9]
Balance at end of year		1,157		1,250		1,157		1,250
Credit cards [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						1,355
Provision for credit losses
Balance at end of year		1,157		1,250		1,157		1,250
Total retail loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		4,870		4,992		5,247		4,687
Provision for credit losses
Remeasurement	[8]	707		738		2,339		2,687
Newly originated or purchased financial assets		118		146		354		423
Derecognition of financial assets and maturities		(75)		(91)		(231)		(270)
Changes in models and methodologies				(2)				(42)
Gross write-offs		(891)		(915)		(2,680)		(2,780)
Recoveries		135		165		397		413
Foreign exchange and other movements		60		34		(502)	[9]	(51)	[9]
Balance at end of year		4,924		5,067		4,924		5,067
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						2,392		2,036
Provision for credit losses						1,004	[1]	817	[2]
Net write-offs						(561)		(466)
Other, including foreign currency adjustment						(227)		(83)
Provision for credit losses
Remeasurement	[8]	193		232		943		810
Newly originated or purchased financial assets		410		308		1,091		983
Derecognition of financial assets and maturities		(417)		(294)		(1,166)		(977)
Changes in models and methodologies		131				131
Gross write-offs		(192)		(210)		(598)		(513)
Recoveries		11		12		37		47
Foreign exchange and other movements		16		(12)		(222)	[9]	(82)	[9]
Balance at end of period including off-balance sheet exposures		2,607		2,303		2,607		2,303
Less: Allowance for credit losses on off-balance sheet exposures	[7]	(202)		(173)		(202)		(173)
Balance at end of year		2,608		2,304		2,608		2,304
Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		2,455		2,267		2,391		2,035
Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of year	[7]	2,405		2,130		2,405		2,130
Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						2,216
Provision for credit losses
Balance at end of year		2,405		2,130		2,405		2,130
Stage 1 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[3]					1,860
Provision for credit losses
Balance at end of year		1,783	[4]	1,757	[5]	1,783	[4]	1,757	[5]
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		190		178		196		165
Provision for credit losses
Remeasurement	[8]	(51)		(73)		(178)		(172)
Newly originated or purchased financial assets		11		11		32		36
Derecognition of financial assets and maturities		(2)		(2)		(6)		(6)
Changes in models and methodologies								(2)
Transfer to (from)stage 1		67		80		201		196
Transfer to (from)stage 2		(9)		(10)		(29)		(33)
Foreign exchange and other movements		3		1		(7)	[9]	1	[9]
Balance at end of year		209		185		209		185
Stage 1 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						196
Provision for credit losses
Balance at end of year		209		185		209		185
Stage 1 [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		558		534		613		544
Provision for credit losses
Remeasurement	[8]	(166)		(136)		(473)		(464)
Newly originated or purchased financial assets		87		94		262		288
Derecognition of financial assets and maturities		(25)		(23)		(68)		(66)
Changes in models and methodologies				3				3
Transfer to (from)stage 1		152		146		445		457
Transfer to (from)stage 2		(36)		(54)		(116)		(160)
Transfer to (from)stage 3		(1)		(2)		(3)		(6)
Foreign exchange and other movements		9		2		(82)	[9]	(32)	[9]
Balance at end of year		578		564		578		564
Stage 1 [member] | Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						613
Provision for credit losses
Balance at end of year		578		564		578		564
Stage 1 [member] | Credit cards [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		250		292		338		288
Provision for credit losses
Remeasurement	[8]	(50)		(67)		(189)		(218)
Newly originated or purchased financial assets		20		41		60		99
Derecognition of financial assets and maturities		(7)		(10)		(24)		(33)
Changes in models and methodologies				2
Transfer to (from)stage 1		69		86		223		269
Transfer to (from)stage 2		(24)		(39)		(71)		(96)
Foreign exchange and other movements		5		4		(74)	[9]
Balance at end of year		263		309		263		309
Stage 1 [member] | Credit cards [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						338
Provision for credit losses
Balance at end of year		263		309		263		309
Stage 1 [member] | Total retail loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		998		1,004		1,147		997
Provision for credit losses
Remeasurement	[8]	(267)		(276)		(840)		(854)
Newly originated or purchased financial assets		118		146		354		423
Derecognition of financial assets and maturities		(34)		(35)		(98)		(105)
Changes in models and methodologies				5				1
Transfer to (from)stage 1		288		312		869		922
Transfer to (from)stage 2		(69)		(103)		(216)		(289)
Transfer to (from)stage 3		(1)		(2)		(3)		(6)
Foreign exchange and other movements		17		7		(163)	[9]	(31)	[9]
Balance at end of year		1,050		1,058		1,050		1,058
Stage 1 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[8]	(126)		(50)		(205)		(52)
Newly originated or purchased financial assets		410		308		1,091		983
Derecognition of financial assets and maturities		(347)		(245)		(937)		(856)
Changes in models and methodologies		82				82
Transfer to (from)stage 1		37		29		91		92
Transfer to (from)stage 2		(16)		(21)		(46)		(59)
Transfer to (from)stage 3				(1)				(3)
Foreign exchange and other movements		14		5		(47)	[9]	1	[9]
Balance at end of period including off-balance sheet exposures		883		845		883		845
Less: Allowance for credit losses on off-balance sheet exposures	[7]	(150)		(146)		(150)		(146)
Stage 1 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		829		820		854		739
Stage 1 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of year	[7]	733		699		733		699
Stage 1 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						713
Provision for credit losses
Balance at end of year		733		699		733		699
Stage 2 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[3]					3,262
Provision for credit losses
Balance at end of year		3,048	[4]	3,206	[5]	3,048	[4]	3,206	[5]
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		419		452		424		398
Provision for credit losses
Remeasurement	[8]	57		21		145		123
Derecognition of financial assets and maturities		(9)		(10)		(28)		(23)
Changes in models and methodologies								(14)
Transfer to (from)stage 1		(61)		(64)		(178)		(156)
Transfer to (from)stage 2		52		69		180		189
Transfer to (from)stage 3		(25)		(26)		(75)		(75)
Foreign exchange and other movements		3		5		(32)	[9]	5	[9]
Balance at end of year		436		447		436		447
Stage 2 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						424
Provision for credit losses
Balance at end of year		436		447		436		447
Stage 2 [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,130		1,228		1,215		1,154
Provision for credit losses
Remeasurement	[8]	225		201		687		797
Derecognition of financial assets and maturities		(27)		(34)		(85)		(110)
Changes in models and methodologies				(4)				(33)
Transfer to (from)stage 1		(148)		(142)		(435)		(445)
Transfer to (from)stage 2		65		87		201		249
Transfer to (from)stage 3		(111)		(115)		(335)		(361)
Foreign exchange and other movements		4		2		(110)	[9]	(28)	[9]
Balance at end of year		1,138		1,223		1,138		1,223
Stage 2 [member] | Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						1,215
Provision for credit losses
Balance at end of year		1,138		1,223		1,138		1,223
Stage 2 [member] | Credit cards [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		916		943		1,017		872
Provision for credit losses
Remeasurement	[8]	123		168		466		571
Derecognition of financial assets and maturities		(5)		(12)		(20)		(32)
Changes in models and methodologies				(3)				(10)
Transfer to (from)stage 1		(69)		(86)		(223)		(269)
Transfer to (from)stage 2		24		39		71		96
Transfer to (from)stage 3		(101)		(102)		(312)		(284)
Foreign exchange and other movements		6		(6)		(105)	[9]	(3)	[9]
Balance at end of year		894		941		894		941
Stage 2 [member] | Credit cards [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						1,017
Provision for credit losses
Balance at end of year		894		941		894		941
Stage 2 [member] | Total retail loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		2,465		2,623		2,656		2,424
Provision for credit losses
Remeasurement	[8]	405		390		1,298		1,491
Derecognition of financial assets and maturities		(41)		(56)		(133)		(165)
Changes in models and methodologies				(7)				(57)
Transfer to (from)stage 1		(278)		(292)		(836)		(870)
Transfer to (from)stage 2		141		195		452		534
Transfer to (from)stage 3		(237)		(243)		(722)		(720)
Foreign exchange and other movements		13		1		(247)	[9]	(26)	[9]
Balance at end of year		2,468		2,611		2,468		2,611
Stage 2 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[8]	22		69		248		259
Derecognition of financial assets and maturities		(58)		(40)		(209)		(93)
Changes in models and methodologies		49				49
Transfer to (from)stage 1		(37)		(29)		(91)		(92)
Transfer to (from)stage 2		16		21		46		62
Transfer to (from)stage 3		(8)		(13)		(33)		(23)
Foreign exchange and other movements		10		3		(31)	[9]	1	[9]
Balance at end of period including off-balance sheet exposures		619		622		619		622
Less: Allowance for credit losses on off-balance sheet exposures	[7]	(39)		(27)		(39)		(27)
Stage 2 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		625		611		640		508
Stage 2 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of year	[7]	580		595		580		595
Stage 2 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						606
Provision for credit losses
Balance at end of year		580		595		580		595
Stage 3 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[3]					2,341
Provision for credit losses
Balance at end of year		2,498	[4]	2,234	[5]	2,498	[4]	2,234	[5]
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		841		748		840		645
Provision for credit losses
Remeasurement	[8]	50		118		224		319
Changes in models and methodologies								9
Transfer to (from)stage 1		(6)		(16)		(23)		(40)
Transfer to (from)stage 2		(43)		(59)		(151)		(156)
Transfer to (from)stage 3		25		26		75		75
Gross write-offs		(45)		(39)		(117)		(91)
Recoveries		7		7		18		19
Foreign exchange and other movements		21		13		(16)	[9]	18	[9]
Balance at end of year		850		798		850		798
Stage 3 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						840
Provision for credit losses
Balance at end of year		850		798		850		798
Stage 3 [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		566		617		604		621
Provision for credit losses
Remeasurement	[8]	332		318		1,057		1,079
Changes in models and methodologies								5
Transfer to (from)stage 1		(4)		(4)		(10)		(12)
Transfer to (from)stage 2		(29)		(33)		(85)		(89)
Transfer to (from)stage 3		112		117		338		367
Gross write-offs		(504)		(508)		(1,488)		(1,583)
Recoveries		74		85		217		230
Foreign exchange and other movements		9		8		(77)	[9]	(18)	[9]
Balance at end of year		556		600		556		600
Stage 3 [member] | Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						604
Provision for credit losses
Balance at end of year		556		600		556		600
Stage 3 [member] | Credit cards [member]
Provision for credit losses
Remeasurement	[8]	187		188		600		652
Transfer to (from)stage 3		101		102		312		284
Gross write-offs		(342)		(368)		(1,075)		(1,106)
Recoveries		54		73		162		164
Foreign exchange and other movements				5		1	[9]	6	[9]
Stage 3 [member] | Total retail loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,407		1,365		1,444		1,266
Provision for credit losses
Remeasurement	[8]	569		624		1,881		2,050
Changes in models and methodologies								14
Transfer to (from)stage 1		(10)		(20)		(33)		(52)
Transfer to (from)stage 2		(72)		(92)		(236)		(245)
Transfer to (from)stage 3		238		245		725		726
Gross write-offs		(891)		(915)		(2,680)		(2,780)
Recoveries		135		165		397		413
Foreign exchange and other movements		30		26		(92)	[9]	6	[9]
Balance at end of year		1,406		1,398		1,406		1,398
Stage 3 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[8]	297		213		900		603
Derecognition of financial assets and maturities		(12)		(9)		(20)		(28)
Transfer to (from)stage 2								(3)
Transfer to (from)stage 3		8		14		33		26
Gross write-offs		(192)		(210)		(598)		(513)
Recoveries		11		12		37		47
Foreign exchange and other movements		(8)		(20)		(144)	[9]	(84)	[9]
Balance at end of period including off-balance sheet exposures		1,105		836		1,105		836
Less: Allowance for credit losses on off-balance sheet exposures	[7]	(13)				(13)
Stage 3 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,001		836		897		788
Stage 3 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of year	[7]	1,092		836		1,092		836
Stage 3 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						897
Provision for credit losses
Balance at end of year		$ 1,092		$ 836		$ 1,092		$ 836

[1]	Excludes amounts associated with other assets of $6. The provision for credit losses, net of these amounts, is $3,472.
[2]	Excludes amounts associated with other assets and reversal of impairment losses of $(14). The provision for credit losses, net of these amounts, is $3,601.
[3]	Excludes allowance for credit losses of $191 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.
[4]	Excludes allowance for credit losses of $222 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.
[5]	Excludes allowance for credit losses of $189 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.
[6]	Allowance for credit losses on acceptances is recorded against the financial asset in the Consolidated Statement of Financial Position.
[7]	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.
[8]	Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.
[9]	Includes impact of divested operations.